Inventory (table) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Finished products	$ 418,368	$ 445,278	$ 406,164
In process	16,056	18,107	24,451
Raw material and supplies	170,210	149,359	139,045
Total	604,634	612,744	569,660
Inventory, LIFO Reserve	153,384	133,014	137,227
Total Inventories	$ 451,250	$ 479,730	$ 432,433